Restricted Cash, Deposits and Marketable Securities (Schedule of Restricted Cash) (Details) € in Thousands, $ in Thousands	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure Of Restricted Cash Deposits And Marketable Securities [Abstract]
Marketable securities	€ 1,946		€ 1,761
Short term deposits	28,410	$ 32,154	8,113
Short-term restricted cash	1,000	$ 1,132	0
Restricted cash, long-term bank deposits	€ 15,630		€ 9,931